Prospectus Supplement                                        219061  10/04

dated October 8, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

Effective September 30, 2004, in the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Discovery Growth Fund and Putnam VT OTC & Emerging Growth Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT DISCOVERY GROWTH FUND
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Large-Cap Growth and Small and Emerging Growth Teams
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Portfolio leader              Since    Experience
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Richard B. Weed               2004     2000 - Present       Putnam Management
                                       Prior to Dec. 2000   State Street Global
                                                            Advisors
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Portfolio members             Since    Experience
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Raymond K. Haddad             2004     2000 - Present       Putnam Management
                                       Prior to Sept. 2000  Sanford C.
                                                            Bernstein & Co.
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David J. Santos               2002     1986 - Present       Putnam Management
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PUTNAM VT OTC & EMERGING GROWTH FUND
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Small and Emerging Growth Team
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Portfolio leader              Since    Experience
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Richard B. Weed               2004     2000 - Present       Putnam Management
                                       Prior to Dec. 2000   State Street Global
                                                            Advisors
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Portfolio member              Since    Experience
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Raymond K. Haddad             2004     2000 - Present       Putnam Management
                                       Prior to Sept. 2000  Sanford C.
                                                            Bernstein & Co.
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                                                                        HV-4890

PUTNAM INVESTMENTS

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